FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Cash and equivalents

	As at December 31, 2017	As at December 31, 2016
Cash deposits	$662	$1,009
Term deposits	427	654
Money market investments	1,145	726
	$2,234	$2,389

Debt and interest

	Closing balance December 31, 2016	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2017
4.4%/5.7% notes[3,9]	$1,467	$—	$—	$1	$1,468
3.85%/5.25% notes	1,078	—	—	1	1,079
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	593	—	—	—	593
Other fixed rate notes[6,9]	1,607	—	(279)	(2)	1,326
Project financing	400	—	(423)	23	—
Capital leases[7]	114	—	(68)	—	46
Other debt obligations	609	—	(4)	(2)	603
4.10%/5.75% notes[8,9]	1,569	—	(731)	4	842
Acacia credit facility[10]	99	—	(28)	—	71
	$7,931	$—	($1,533)	$25	$6,423
Less: current portion[11]	(143)	—	—	—	(59)
	$7,788	$—	($1,533)	$25	$6,364

	Closing balance December 31, 2015	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2016
4.4%/5.7% notes[3,9]	$2,182	$—	($721)	$6	$1,467
3.85%/5.25% notes	1,077	—	—	1	1,078
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	592	—	—	1	593
Other fixed rate notes[6,9]	2,451	—	(848)	4	1,607
Project financing	646	—	(254)	8	400
Capital leases[7]	153	2	(41)	—	114
Other debt obligations	654	3	(46)	(2)	609
2.5%/4.10%/5.75% notes[8,9]	1,690	—	(123)	2	1,569
Acacia credit facility[10]	128	—	(29)	—	99
	$9,968	$5	($2,062)	$20	$7,931
Less: current portion[11]	(203)	—	—	—	(143)
	$9,765	$5	($2,062)	$20	$7,788

[1]
The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow Barrick, at its option, to redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.

[2]	Amortization of debt premium/discount and increases (decreases) in capital leases.

[3]
Consists of $1.5 billion (2016: $1.5 billion) in conjunction with our wholly-owned subsidiary Barrick North America Finance LLC (“BNAF”). This consists of $629 million (2016: $629 million) of BNAF notes due 2021 and $850 million (2016: $850 million) of BNAF notes due 2041.

[4]	Consists of $400 million (2016: $400 million) of 5.80% notes which mature in 2034.

[5]	Consists of $600 million (2016: $600 million) of 6.35% notes which mature in 2036.

[6]
Consists of $1.3 billion (2016: $1.6 billion) in conjunction with our wholly-owned subsidiary BNAF and our wholly-owned subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $248 million (2016: $248 million) of BPDAF notes due 2020, $250 million (2016: $250 million) of BNAF notes due 2038 and $850 million (2016: $850 million) of BPDAF notes due 2039.

[7]	Consists primarily of capital leases at Pascua-Lama, $13 million and Lagunas Norte, $27 million (2016: $50 million and $56 million, respectively).

[8]	Consists of $850 million (2016: $1.6 billion) in conjunction with our wholly-owned subsidiary BNAF.

[9]
We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”), and Barrick (HMC) Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC, and BHMC notes issued, which will rank equally with our other unsecured and unsubordinated obligations.

[10]	Consists of an export credit backed term loan facility.

[11]
The current portion of long-term debt consists of project financing ($nil; 2016: $72 million), other debt obligations ($4 million; 2016: $5 million), capital leases ($27 million; 2016: $38 million) and Acacia credit facility ($28 million; 2016: $28 million).

	2017		2016
For the years ended December 31	Interest cost	Effective rate[1]	Interest cost	Effective rate[1]
4.4%/5.7% notes	$77	5.23%	$104	5.09%
3.85%/5.25% notes	53	4.87%	53	4.87%
5.80% notes	23	5.85%	23	5.85%
6.35% notes	38	6.41%	38	6.41%
Other fixed rate notes	93	6.38%	128	6.75%
Project financing	14	7.04%	33	6.23%
Capital leases	3	3.60%	5	4.02%
Other debt obligations	31	6.55%	36	6.09%
4.10%/5.75% notes	72	5.12%	82	4.98%
Acacia credit facility	6	3.59%	7	3.59%
Deposits on Pascua-Lama silver sale agreement (note 29)	66	8.37%	63	8.37%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)	35	6.14%	37	6.34%
	$511		$609

[1]
The effective rate includes the stated interest rate under the debt agreement, amortization of debt issue costs and debt discount/premium and the impact of interest rate contracts designated in a hedging relationship with debt.

Scheduled debt repayments

	Issuer	Maturity Year	2018	2019	2020	2021	2022	2023 and thereafter	Total
4.95% notes[3]	BPDAF	2020	$—	$—	$248	$—	$—	$—	$248
7.31% notes[2]	BGC	2021	—	—	—	7	—	—	7
4.40% notes	BNAF	2021	—	—	—	629	—	—	629
3.85% notes	BGC	2022	—	—	—	—	337	—	337
7.73% notes[2]	BGC	2025	—	—	—	—	—	7	7
7.70% notes[2]	BGC	2025	—	—	—	—	—	5	5
7.37% notes[2]	BGC	2026	—	—	—	—	—	32	32
8.05% notes[2]	BGC	2026	—	—	—	—	—	15	15
6.38% notes[2]	BGC	2033	—	—	—	—	—	200	200
5.80% notes	BGC	2034	—	—	—	—	—	200	200
5.80% notes	BGFC	2034	—	—	—	—	—	200	200
6.45% notes[2]	BGC	2035	—	—	—	—	—	300	300
6.35% notes	BHMC	2036	—	—	—	—	—	600	600
7.50% notes[3]	BNAF	2038	—	—	—	—	—	250	250
5.95% notes[3]	BPDAF	2039	—	—	—	—	—	850	850
5.70% notes	BNAF	2041	—	—	—	—	—	850	850
5.25% notes	BGC	2042	—	—	—	—	—	750	750
5.75% notes	BNAF	2043	—	—	—	—	—	850	850
Other debt obligations[2]			4	5	—	—	—	—	9
Acacia credit facility			28	28	15	—	—	—	71
			$32	$33	$263	$636	$337	$5,109	$6,410
Minimum annual payments under capital leases			$27	$11	$4	$1	$1	$2	$46

[1]	This table illustrates the contractual undiscounted cash flows, and may not agree with the amounts disclosed in the consolidated balance sheet.

[2]	Included in Other debt obligations in the Long-Term Debt table.

[3]	Included in Other fixed rate notes in the Long-Term Debt table.

Market risks
In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks including, but not limited to:

Item	Impacted by

● Sales	● Prices of gold, silver and copper

o By-product credits	o Prices of silver, copper and gold

● Cost of sales

o Consumption of diesel fuel, propane, natural gas, and electricity	o Prices of diesel fuel, propane, natural gas, and electricity

o Non-US dollar expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, PGK, TZS, ZAR, and ZMW

● General and administration, exploration and evaluation costs	● Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, GBP, PGK, TZS, ZAR, and ZMW

● Capital expenditures

o Non-US dollar capital expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, GBP, PGK, and ZAR

o Consumption of steel	o Price of steel

● Interest earned on cash and equivalents	● US dollar interest rates

● Interest paid on fixed-rate borrowings	● US dollar interest rates

Derivative assets and liabilities

	2017	2016
At January 1	($76)	($263)
Derivatives cash (inflow) outflow
Operating activities	62	156
Change in fair value of:
Non-hedge derivatives	4	6
Cash flow hedges:
Effective portion	(19)	25
Ineffective portion	5	—
Excluded from effectiveness changes	(5)	—
At December 31	($29)	($76)
Classification:
Other current assets	$2	$1
Other long-term assets	1	1
Other current liabilities	(30)	(50)
Other long-term obligations	(2)	(28)
	($29)	($76)

	Notional Amount by Term to Maturity				Accounting Classification by Notional Amount
	Within 1 year	2 to 3 years	4 to 5 years	Total	Cash flow hedge	Non-Hedge	Fair value (USD)
US dollar interest rate contracts (US$ millions)
Total receive - float swap positions	$28	$43	$—	$71	$71	$—	$1
Currency contracts
A$:US$ contracts (A$ millions)	21	—	—	21	—	21	—
C$:US$ contracts (C$ millions)	8	—	—	8	—	8	—
PGK:US$ contracts (PGK millions)	32	—	—	32	—	32	—
Commodity contracts
Gold collar sell contracts (thousands of ounces)	105	—	—	105	—	105	2
Copper bought floor contracts (millions of pounds)	60	—	—	60	60	—	(8)
Fuel contracts (thousands of barrels)[1]	1,244	42	—	1,286	840	446	(24)

[1]
Fuel contracts represent a combination of WTI swaps and Brent options. These derivatives hedge physical supply contracts based on the price of fuel across our operating mine sites plus a spread. WTI represents West Texas Intermediate and Brent represents Brent Crude Oil.

	Asset Derivatives			Liability Derivatives
	Balance Sheet Classification	Fair Value as at Dec. 31, 2017	Fair Value as at Dec. 31, 2016	Balance Sheet Classification	Fair Value as at Dec. 31, 2017	Fair Value as at Dec. 31, 2016
Derivatives designated as hedging instruments
US dollar interest rate contracts	Other assets	$1	$1	Other liabilities	$—	$—
Commodity contracts	Other assets	—	—	Other liabilities	25	71
Total derivatives classified as hedging instruments		$1	$1		$25	$71
Derivatives not designated as hedging instruments
Commodity contracts	Other assets	$2	$1	Other liabilities	$7	$7
Total derivatives not designated as hedging instruments		$2	$1		$7	$7
Total derivatives		$3	$2		$32	$78

Cash flow hedge gains (losses)

	Commodity price hedges			Currency hedges			Interest rate hedges
	Gold/Silver	Copper	Fuel	Operating costs	General and administrative costs	Capital expenditures	Long-term debt	Total
At January 1, 2016	$14	$—	($102)	($30)	$—	$—	($22)	($140)
Effective portion of change in fair value of hedging instruments	—	—	23	2	—	—	—	25
Transfers to earnings:
On recording hedged items in earnings/PP&E1	(5)	—	47	28	—	—	2	72
At December 31, 2016	$9	$—	($32)	$—	$—	$—	($20)	($43)
Effective portion of change in fair value of hedging instruments	—	(11)	(8)	—	—	—	—	(19)
Transfers to earnings:
On recording hedged items in earnings/PP&E1	(7)	4	27	—	—	—	3	27
Hedge ineffectiveness due to changes in original forecasted transaction	—	—	5	—	—	—	—	5
At December 31, 2017	$2	($7)	($8)	$—	$—	$—	($17)	($30)
Hedge gains/losses classified within	Gold/Silver sales	Copper sales	Cost of sales	Cost of sales	General and administrative costs	Property, plant, and equipment	Interest expense	Total
Portion of hedge gain (loss) expected to affect 2018 earnings[2]	$2	($7)	($8)	$—	$—	$—	($1)	($14)

[1]	Realized gains (losses) on qualifying currency hedges of capital expenditures are transferred from OCI to PP&E on settlement.

[2]	Based on the fair value of hedge contracts at December 31, 2017.

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI		Location of gain (loss) transferred from OCI into income/PP&E (effective portion)	Amount of gain (loss) transferred from OCI into income (effective portion)		Location of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	2017	2016		2017	2016		2017	2016
Interest rate contracts	($1)	$—	Finance income/ finance costs	($3)	($2)	Gain (loss) on non-hedge derivatives	$—	$—
Foreign exchange contracts	—	2	Cost of sales/general and administrative costs/PP&E	—	(28)	Gain (loss) on non-hedge derivatives	—	—
Commodity contracts	(18)	23	Revenue/cost of sales	(24)	(42)	Gain (loss) on non-hedge derivatives	(5)	—
Total	($19)	$25		($27)	($72)		($5)	$—

Gains (losses) on non-hedge derivatives

For the years ended December 31	2017	2016
Commodity contracts
Gold	$4	$2
Silver[1]	7	6
Copper	(1)	—
Fuel	—	5
Currency Contracts	1	(1)
	$11	$12
Hedge ineffectiveness	(5)	—
	$6	$12

[1]	Relates to the amortization of crystallized OCI.